FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Assets Measured at Fair Value

	As of December 31, 2014
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Investment in BioCancell	$85	$-	$-	$85

	As of December 31, 2013
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Investment in BioCancell	$397	$-	$-	$397